Related parties	6 Months Ended
Jun. 30, 2024
Related parties
Related parties
30.	Related parties

The balances with associated companies and joint ventures as of June 30, 2024 (unaudited), and December 31, 2023 are as follows:

	Accounts	Loans	Accounts	Loans	Other
	receivable	receivable	payable	payable	liabilities
Joint ventures
Equion Energía Limited	—	—	2,410	763,891	1,614
Ecodiesel Colombia S.A.	6,222	—	49,968	—	—
Interligação Elétrica do Madeira S.A.	33,177	—	—	—	—
Interligação Elétrica Garanhuns S.A.	—	40	—	—	—
Interligação Elétrica Paraguaçu S.A.	—	23	—	—	—
Interligação Elétrica Aimorés S.A.	—	23	—	—	—
Interligação Elétrica Ivaí S.A.	17,313	1,633	—	—	—
Conexión Kimal Lo Aguirre S.A.	—	230,980	—	—	—
Associates
Gases del Caribe S.A. E.S.P.	—	—	5,984	—	—
Gas Natural del Oriente S.A. E.S.P.	12,017	—	—	—	—
Gases de la Guajira S.A. E.S.P.	—	—	—	—	—
Extrucol S.A.	3,130	—	484	—	—
E2 Energía Eficiente S.A. E.S.P.	8,265	—	174	—	—
Balance as of June 30, 2024 (unaudited)	80,124	232,699	59,020	763,891	1,614
Current	80,124	1,719	59,020	763,891	1,614
Non-current	—	230,980	—	—	—
	80,124	232,699	59,020	763,891	1,614
	(Note 7)	(Note 7)	(Note 20)	(Note 19)

	Accounts	Loans	Other	Accounts	Loans	Other
	receivable	receivable	assets	payable	payable	liabilities
Joint ventures
Equion Energía Limited (1)	—	—	84	6,327	683,949	423
Ecodiesel Colombia S.A.	4,953	—	—	49,429	—	—
Interligação Elétrica do Madeira S.A.	35,100	—	—	—	—	—
Interligação Elétrica Garanhuns S.A.	10,292	41	—	—	—	—
Interligação Elétrica Paraguaçu S.A.	11,366	25	—	—	—	—
Interligação Elétrica Aimorés S.A.	7,612	25	—	—	—	—
Interligação Elétrica Ivaí S.A.	18,316	1,097	—	—	—	—
Transmissora Aliança de Energia Elétrica S.A.	26,783	—	—	—	—	—
Conexión Kimal Lo Aguirre S.A.	—	143,236	—	—	—	—
Associates
Gas Natural del Oriente S.A. E.S.P.	—	—	—	7,560	—	—
Extrucol S.A.	—	—	—	1,028	—	—
E2 Energía Eficiente S.A. E.S.P.	7,215	—	—	422	—	—
Internexa Brasil Operadora de Telecomunicaciones	—	235	—	—	—	—
Balance as of December 31, 2023	121,637	144,659	84	64,766	683,949	423
Current	121,637	1,421	84	64,766	683,949	423
Non-current	—	143,238	—	—	—	—
	121,637	144,659	84	64,766	683,949	423
	(Note 7)	(Note 7)	(Note 11)	(Note 20)	(Note 19)

Loans payable:

(1)	Deposits held by Equion in Ecopetrol Capital AG.

The main transactions with related parties for the periods ended June 30, are detailed as follows:

	2024		2023
		Purchases of		Purchases of
	Sales and	product and	Sales and	product and
	services	other	services	other

	(Unaudited)		(Unaudited)
Joint ventures
Equion Energía Limited	—	—	487	—
Ecodiesel Colombia S.A.	16,454	248,457	11,658	289,250
	16,454	248,457	12,145	289,250
Associates
Gases del Caribe S.A. E.S.P.	—	14,673	—	—
Gas Natural del Oriente S.A. E.S.P.	—	5,394	—	19,319
Extrucol S.A.	—	1,459	—	—
E2 Energía Eficiente S.A. E.S.P.	41,418	1,457	8	2,157
Serviport S.A.	—	—	50,377	2,714
	41,418	22,983	50,385	24,190
	57,872	271,440	62,530	313,440